Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Jul. 29, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Balance, beginning of period	$ 1,700	$ 1,633	$ 1,633	$ 966	$ 966	$ 1,071
Additions based on tax positions related to the current year			894		447	131
Additions for tax positions of prior years			562		297	6
Lapse of statute of limitations			(62)		(77)	(103)
Reductions for positions of prior years			(51)			(139)
Settlement			(495)
Balance, end of period	$ 8,400	$ 1,700	$ 2,481	$ 1,633	$ 1,633	$ 966